Schedule of Debt Outstanding (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt and capital lease obligations	[1]	$ 3,512	$ 2,782
Current portion	[1]	(3)	(3)
Long-term portion	[1]	$ 3,509	2,779
Variable-rate loan due 2020
Debt Instrument [Line Items]
Effective Interest Rate	[2]	1.00%
Debt and capital lease obligations	[1]	$ 300	294
1.7% notes due 2021
Debt Instrument [Line Items]
Effective Interest Rate	[2]	1.90%
Debt and capital lease obligations	[1]	$ 398	397
2.4% notes due 2022
Debt Instrument [Line Items]
Effective Interest Rate	[2]	2.50%
Debt and capital lease obligations	[1]	$ 206	208
1.3% notes due 2025
Debt Instrument [Line Items]
Effective Interest Rate	[2]	1.20%
Debt and capital lease obligations	[1]	$ 714
2.6% notes due 2026
Debt Instrument [Line Items]
Effective Interest Rate	[2]	2.70%
Debt and capital lease obligations	[1]	$ 744	744
7.65% Debentures due 2027
Debt Instrument [Line Items]
Effective Interest Rate	[2]	7.70%
Debt and capital lease obligations	[1]	$ 5	5
6.625% Debentures due 2028
Debt Instrument [Line Items]
Effective Interest Rate	[2]	6.70%
Debt and capital lease obligations	[1]	$ 99	99
6.25% notes due 2037
Debt Instrument [Line Items]
Effective Interest Rate	[2]	6.30%
Debt and capital lease obligations	[1]	$ 265	265
3.65% Notes due 2042
Debt Instrument [Line Items]
Effective Interest Rate	[2]	3.70%
Debt and capital lease obligations	[1]	$ 6	6
4.5% notes due 2043
Debt Instrument [Line Items]
Effective Interest Rate	[2]	4.50%
Debt and capital lease obligations	[1]	$ 255	255
3.5% notes due 2046
Debt Instrument [Line Items]
Effective Interest Rate	[2]	3.60%
Debt and capital lease obligations	[1]	$ 439	439
Other
Debt Instrument [Line Items]
Debt and capital lease obligations	[1]	$ 81	$ 70

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.
[2]	Excludes the effect of any related interest rate swaps.